Note 4 - Business Combinations (Details) - Fair Value of Assets Acquired and Liabilities Assumed (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012	Jun. 26, 2013
Intangible assets:
Goodwill	$ 55,545	$ 75,466	[1]	$ 33,877
Tulsa Inspection Resources Entities [Member] | Trademarks and Trade Names [Member]
Intangible assets:
Intangible assets					10,850
Tulsa Inspection Resources Entities [Member] | Database Rights [Member]
Intangible assets:
Intangible assets					2,080
Tulsa Inspection Resources Entities [Member] | Customer Relationships [Member]
Intangible assets:
Intangible assets					21,380
Tulsa Inspection Resources Entities [Member]
Note 4 - Business Combinations (Details) - Fair Value of Assets Acquired and Liabilities Assumed [Line Items]
Cash					10,108
Other working capital, net					33,990
Property and equipment					1,075
Intangible assets:
Goodwill					40,638
Total value of assets acquired					120,121
Mezzanine debt					19,756
Factoring debt					36,748
Total liabilities assumed					56,504
Net assets acquired					$ 63,617

[1]	Recast - Note 2